Stock Option and Incentive Plan	12 Months Ended
Sep. 30, 2020
Disclosure of Stock Option and Incentive Plan [Abstract]
Stock Option and Incentive Plan
Note 19 — Stock Option and Incentive Plan
In
 Janu
a
ry 1998, the Company adopted the 1998 Stock Option and Incentive Plan, or Equity Incentive Plan, which provides for the grant of restricted stock awards, stock options and other equity-based awards to employees, officers, directors, and consultants. Since its adoption, the Equity Incentive Plan has been amended on several occasions to, among other things, increase the number of ordinary shares issuable under the Equity Incentive Plan. In January 2017, the maximum number of ordinary shares authorized by the Company’s Board of Directors to be granted under the Equity Incentive Plan was increased from 62,300 to 67,550.

In January 2020, the maximum number of ordinary shares authorized to be granted under the Equity Incentive Plan was increased from 67,550 to 70,550.

Awards granted under the Equity Incentive Plan generally vest over a period of three to four years subject to service based conditions or a combination of service and performance based conditions and stock options
have a term of ten years. Also, in accordance with the Equity Incentive Plan, options are issued at or above the market price at the time of the grant.
The following table summarizes information about options to purchase the Company
’
s ordinary shares, as well as changes during the fiscal year ended September 30, 2020:

	Number of Share Options	Weighted Average Exercise Price
Outstanding as of October 1, 2019	6,837	$56.65
Granted	1,133	69.53
Exercised	(1,871)	52.28
Forfeited	(383)	62.33

Outstanding as of September 30, 2020(1)	5,716	$60.26

Exercisable as of September 30, 2020(1)	2,401	$54.72

(1)	As of September 30, 2020, the weighted average remaining contractual life of outstanding and exercisable options was 7.16 and 5.68 years, respectively.
The following table summarizes information relating to awards of restricted shares, as well as changes during the fiscal year ended September 30, 2020:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding as of October 1, 2019	937	$61.70
Granted	659	70.03
Vested	(425)	61.72
Forfeited	(74)	63.61

Outstanding as of September 30, 2020	1,097	$66.57

The total intrinsic value of options exercised during fiscal years 2020, 2019 and 2018 was $31,220, $13,081 and $38,025, respectively.
The value of restricted shares vested during fiscal years 2020, 2019 and 2018 was $28,727, $28,430 and $35,801, respectively.
The aggregate intrinsic value of outstanding and exercisable stock options as of September 30, 2020 was $14,064 and $12,938, respectively.
Employee equity-based compensation
pre-tax
expense for the years ended September 30, 2020, 2019 and 2018 was as follows:

	Year Ended September 30,
	2020	2019	2018
Cost of revenue	$20,005	$19,879	$18,253
Research and development	3,058	2,714	3,476
Selling, general and administrative	19,371	15,957	25,747

Total	$42,434	$38,550	$47,476

The fair value of options granted was estimated on the
d
ate of grant using the Black-Scholes pricing model with the assumptions noted in the following table (all in weighted averages for options granted during the year):

	Year Ended September 30,
	2020	2019	2018
Risk-free interest rate(1)	1.41%	2.64%	2.30%
Expected life of stock options(2)	4.50	4.50	4.50
Expected volatility(3)	17.3%	17.8%	15.0%
Expected dividend yield(4)	1.75%	1.82%	1.51%
Fair value per option	$8.85	$9.13	$8.70

(1)	Risk-free interest rate is based upon U.S. Treasury yield curve appropriate for the term of the Company’s employee stock options.
(2)	Expected life of stock options is based upon historical experience.
(3)	Expected volatility is based on blended volatility.
(4)	Expected dividend yield is based on the Company’s history and future expectation of dividend payouts.